Description of Business and General Information (Tables)	2 Months Ended
Sep. 30, 2012
Description Of Business and General Information [Abstract]
Summary of consolidated financial statements of the Company including subsidiaries

Subsidiary	Country of Incorporation	Vessel name	Year Built	Acquisition date	DWT(1)	Type of vessel

Vessel-owning companies:
Vega Corona A.S.	Norway	Vega Corona	2012(2)		1,393	PSV
Vega Crusader A.S.	Norway	Vega Crusader	2012(2)		1,393	PSV
Vega Juniz A.S.	Norway	Vega Juniz	2012(2)		1,393	OSRV
Other:
Vega Offshore A.S.	Norway	—	—	—	—	—